EQUITY ISSUANCE - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended
	Jul. 29, 2026	Aug. 13, 2025	Feb. 12, 2025	Sep. 30, 2025	Sep. 30, 2026
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued	66,666,667		28,776,978
Number of warrants issued to purchase ordinary shares			23,021,582
Offering price	$ 0.45		$ 1.39
Proceeds from issuance of common stock net of issuance cost	$ 27,604		$ 37,289
Payments of stock issuance costs	$ 2,396		$ 2,711
Warrants exercisable, price per share			$ 1.69
Warrants expiration term			5 years
Maximum aggregate offering amount		$ 75,000
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued				4,894,936	11,826,253
Proceeds from issuance of common stock net of issuance cost				$ 7,927	$ 7,984
Payments of stock issuance costs				$ 798	$ 404